Risks And Concentrations - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
CN
Foreign Currency Risk [Line Items]
Cash and cash equivalents,restricted cash and Short-term investments	¥ 11,067,720